Segment and Other Operating Information	12 Months Ended
Dec. 31, 2011
Segment and Other Operating Information [Abstract]
Segment and Other Operating Information
Note 9:	Segment and Other Operating Information

Operating Segment Information

The Company has three reportable segments:  Life Insurance, Home Service Insurance, and Other Non-Insurance Enterprises.  The accounting policies of the segments are in accordance with U.S. GAAP and are the same as those described in the summary of significant account policies.  We evaluate profit and loss performance based on U.S. GAAP net income before federal income taxes for our three reportable segments.

The Company has no reportable differences between segments and consolidated operations.

	December 31, 2011
	Life Insurance	Home Service	Other Non-Insurance Enterprises	Consolidated
	(In thousands)
Revenues:
Premiums	$118,205	43,190	-	161,395
Net investment income	17,258	12,861	837	30,956
Realized investment gains (losses), net	1,347	(601)	19	765
Decrease in fair value of warrants	-	-	1,136	1,136
Other income	526	112	123	761
Total revenue	137,336	55,562	2,115	195,013

Benefits and expenses:
Insurance benefits paid or provided:
Claims and surrenders	40,525	19,531	-	60,056
Increase in future policy benefit reserves	54,310	3,954	-	58,264
Policyholders' dividends	8,004	68	-	8,072
Total insurance benefits paid or provided	102,839	23,553	-	126,392

Commissions	23,482	14,892	-	38,374
Other general expenses	11,847	12,614	2,436	26,897
Capitalization of deferred policy acquisition costs	(23,254)	(6,179)	-	(29,433)
Amortization of deferred policy acquisition costs	15,719	2,901	-	18,620
Amortization of cost of customer relationships acquired	921	2,077	-	2,998
Total benefits and expenses	131,554	49,858	2,436	183,848
Income (loss) before income tax expense	$5,782	5,704	(321)	11,165

	December 31, 2010
	Life Insurance	Home Service	Other Non-Insurance Enterprises	Consolidated
	(In thousands)
Revenues:
Premiums	$109,985	42,067	-	152,052
Net investment income	16,523	13,008	546	30,077
Realized investment gains (losses), net	6,590	1,475	(53)	8,012
Decrease in fair value of warrants	-	-	232	232
Other income	650	82	76	808
Total revenue	133,748	56,632	801	191,181

Benefits and expenses:
Insurance benefits paid or provided:
Claims and surrenders	41,040	19,998	-	61,038
Increase in future policy benefit reserves	42,619	3,801	-	46,420
Policyholders' dividends	7,414	71	-	7,485
Total insurance benefits paid or provided	91,073	23,870	-	114,943

Commissions	21,899	14,686	-	36,585
Other general expenses	10,975	14,307	1,803	27,085
Capitalization of deferred policy acquisition costs	(21,398)	(6,562)	-	(27,960)
Amortization of deferred policy acquisition costs	16,185	1,655	-	17,840
Amortization of cost of customer relationships acquired	1,105	1,953	-	3,058
Total benefits and expenses	119,839	49,909	1,803	171,551
Income (loss) before income tax expense	$13,909	6,723	(1,002)	19,630

	December 31, 2009
	Life Insurance	Home Service	Other Non-Insurance Enterprises	Consolidated
	(In thousands)
Revenues:
Premiums	$105,997	41,283	-	147,280
Net investment income	16,667	12,680	255	29,602
Realized investment gains, net	1,100	6,562	378	8,040
Decrease in fair value of warrants	-	-	3,154	3,154
Other income	340	101	463	904
Total revenue	124,104	60,626	4,250	188,980

Benefits and expenses:
Insurance benefits paid or provided:
Claims and surrenders	41,277	18,711	-	59,988
Increase in future policy benefit reserves	36,043	4,747	-	40,790
Policyholders' dividends	6,594	86	-	6,680
Total insurance benefits paid or provided	83,914	23,544	-	107,458

Commissions	21,146	14,390	-	35,536
Other general expenses	10,195	14,847	3,361	28,403
Capitalization of deferred policy acquisition costs	(20,975)	(6,157)	-	(27,132)
Amortization of deferred policy acquisition costs	17,861	2,817	-	20,678
Amortization of cost of customer relationships acquired	1,491	1,940	-	3,431
Total benefits and expenses	113,632	51,381	3,361	168,374
Income before income tax expense	$10,472	9,245	889	20,606

The table below summarizes assets by segment.

	For the Years Ended December 31,
	2011	2010
	(In thousands)
Assets:
Life Insurance	$654,764	582,099
Home Service Insurance	373,275	347,445
Other Non-Insurance Enterprises	63,231	56,962
Total assets	$1,091,270	986,506

Major categories of earned premiums are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Premium income:
Ordinary life	$153,118	144,350	139,843
Group life	1,660	1,315	1,158
Accident and health	1,561	1,577	1,531
Property	5,056	4,810	4,748
Total premium income	$161,395	152,052	147,280

Geographic Information

The following table sets forth the Company's annual total of earned premiums from geographic area for the years indicated:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Area:

United States	$51,126	53,189	53,741
Colombia	21,765	21,377	23,254
Venezuela	21,150	16,655	13,845
Taiwan	14,196	14,270	13,629
Ecuador	13,481	12,278	10,737
Argentina	9,353	9,134	8,535
Other foreign countries	36,016	32,216	31,986
Net reinsurance	(5,692)	(7,067)	(8,447)
Total	$161,395	152,052	147,280